Investments in and Advances To Joint Ventures (Details 5) (Unconsolidated Joint Ventures [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unconsolidated Joint Ventures [Member]
Service fees and income earned by the Company's unconsolidated joint ventures
Management and other fees	$ 29.8	$ 34.0	$ 47.0
Financing and other fees	0.1	0.3	1.0
Development fees and leasing commissions	7.0	7.2	9.2
Interest income	$ 0.1	$ 0.4	$ 7.4